Provisions - Summary of Changes in Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2022	$ 11,033
At December 31, 2022	7,194
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
Additional provisions recognized	4,415
Exchange differences	(19)
Amounts used during the year	(596)
At December 31, 2022	3,800
Current, Restructuring	3,800
Decommissioning
Disclosure Of Noncurrent Provisions [Line Items]
At January 1, 2022	11,033
Increases: included in the acquisition value of right-of-use assets	4,539
Decreases: included in the acquisition value of right-of-use assets	(4,958)
Assets held for sale	(3,677)
Unwinding of discount effect	266
Exchange differences	(9)
At December 31, 2022	7,194
Non-current, Decommissioning	$ 7,194